ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

        Yandex N.V., together with its consolidated subsidiaries (together, the "Company"), is an internet and technology company and operates Russia's largest internet search engine. The Company generates substantially all of its revenues from online advertising. Until July 2013, it also generated revenues from online payment commissions.

        Yandex N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of Yandex LLC, incorporated in the Russian Federation in October 2000, and other subsidiaries.